UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-6525
CALVERT MUNICIPAL FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2008

Item 1. Schedule of Investments.
CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008

	Principal
Municipal Obligations - 96.8%	Amount	Value

Alabama — 5.7%
Mobile Alabama Industrial Development Board Pollution Control Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @ 100) (r)	$1,000,000	$1,002,380
Montgomery Alabama BMC Special Care Facilities Financing Authority Revenue Bonds, 5.00%, 11/15/10 (escrowed to maturity)	2,000,000	2,127,400

Arkansas — 1.7%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	930,210

California — 1.9%
California State Various Purpose GO Bonds, 5.00%, 11/1/22	1,000,000	1,029,120

Colorado — 3.8%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.375%, 12/1/13	2,000,000	2,063,480

Florida — 6.6%
Florida State University Athletic Association, Inc. Revenue Bonds, 3.75%, 10/1/27 (mandatory put, 10/1/2011 @ 100) (r)	500,000	507,295
Miami-Dade County Florida School Board Revenue COPs, 5.00%, 11/1/22	1,000,000	1,017,410
Port St. Lucie Florida Community Redevelopment Agency Revenue Bonds, 5.00%, 1/1/20	1,000,000	1,042,380
Port St. Lucie Florida Special Assessment Bonds, 4.00%, 7/1/14	1,000,000	1,029,510

Illinois — 3.7%
City of Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	1,020,740
Illinois State GO Bonds, 5.125%, 2/1/27	1,000,000	1,008,060

Kentucky — 1.8%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100) (r)	1,000,000	978,100

Louisiana — 3.0%
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	500,000	528,910
New Orleans Louisiana Audubon Commission GO Bonds, 5.00%, 10/1/13	1,000,000	1,084,350

Maryland — 0.5%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	270,000	256,300

Massachusetts — 2.0%
Massachusetts State GO Bonds, 5.50%, 12/1/23	1,000,000	1,104,360

	Principal
Municipal Obligations - 96.8%	Amount	Value

Mississippi — 1.9%
Mississippi State Development Bank SO Revenue Bonds, 5.00%, 1/1/18	$1,000,000	$1,045,940

Missouri — 0.9%
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	484,311

New Jersey — 6.1%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	1,000,000	1,085,650
New Jersey State Transportation Trust Fund Authority Revenue Bonds:
6.50%, 6/15/11 (Series B, prerefunded)	745,000	834,355
6.50%, 6/15/11 (Series B, refunded balance)	1,255,000	1,394,443

New York — 2.0%
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,103,600

Ohio — 3.6%
Butler County Ohio Transportation Improvement District Revenue Bonds, 5.00%, 12/1/20	1,345,000	1,387,892
Ohio State Housing Finance Agency Revenue Bonds, 4.90%, 6/20/48	640,000	546,406

Oklahoma — 8.9%
Citizen Potawatomi Nation Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,265,307
Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09	2,500,000	2,601,500

Pennsylvania — 6.8%
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13 (escrowed to maturity)	795,000	862,821
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10	670,000	707,366
5.95%, 10/15/11	730,000	780,728
5.95%, 10/15/12	285,000	308,136
University of Pittsburgh Pennsylvania Higher Education Revenue Bonds, 5.00%, 8/1/10	1,000,000	1,054,730

Puerto Rico — 2.1%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,120,090

South Carolina — 4.6%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,487,257

Tennessee — 2.4%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue Bonds, 7.25%, 1/1/09	1,250,000	1,293,313

Texas — 14.7%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,939,456
City of San Antonio Texas Electric & Gas Revenue Bonds, 5.50%, 2/1/20 (escrowed to maturity)	1,000,000	1,123,170
Garland Texas GO Bonds, 5.25%, 2/15/20	1,000,000	1,075,020
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,245,950
Mesquite Texas Independent School District No. 1 GO Bonds, Zero Coupon, 8/15/19	500,000	286,095
Royse City Texas Independent School District GO Bonds, Zero Coupon, 8/15/26	1,000,000	355,330

	Principal
Municipal Obligations - 96.8%	Amount	Value

Utah — 1.2%
Weber Utah School District GO Bonds, 4.50%, 6/15/24	$660,000	$656,951

Virginia — 4.7%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17 (r)	750,000	794,670
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue Bonds, 4.35%, 3/1/31 (mandatory put, 3/1/10 @ 100) (r)	1,725,000	1,755,498

Washington — 5.7%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,564,155
King County Washington Sewer Revenue Bonds, 5.25%, 1/1/20	1,470,000	1,538,193

West Virginia — 0.5%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	292,579

TOTAL INVESTMENTS (Cost $52,671,233) — 96.8%		52,720,917
Other assets and liabilities, net — 3.2%		1,728,335

NET ASSETS — 100%		$54,449,252

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:
U.S. Treasury Bonds	10	6/08	$1,187,969	$4,438

* Non-income producing security.

(g) Security is currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

IDA: Industrial Development Authority

MFH: Multi-Family Housing

SO: Special Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The National Municipal Intermediate Fund (the “Fund”), the sole series of Calvert Municipal Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Class A shares are sold with a maximum front-end sales charge of 2.75%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2008, no securities were fair valued under the direction of the Board of Directors.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	—	$4,438
Level 2 — Other Significant Observable Inputs	$52,720,917	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$52,720,917	$4,438

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedule of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2008:

Federal income tax cost	$52,649,840

Unrealized appreciation	1,244,566

Unrealized (depreciation)	(1,173,489)

Net appreciation (depreciation)	$71,077

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 28, 2008

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: May 28, 2008